Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

As of December 31, 2021 and 2020 prepaid expenses and other current assets consisted of the following:

	As of	As of
	December 30,	December 31,
	2021	2020
Insurance	$940,588	$38,384
Marketing and advertising	195,876	$153,181
Vendor deposits	927,108	$121,318
Other	191,967	$216,347
	$2,255,539	$529,230